The Millicom Group - A.1.4. Summarized financial information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016		Jan. 01, 2018
Disclosure of subsidiaries [line items]
Operating profit (loss)	$ 655	$ 645	[1]	$ 490	[1]
Net (loss) for the year	(26)	69	[1],[2]	(90)	[1],[2]
50% non-controlling interest in net (loss)	(16)	(17)	[1]	(58)	[1]
Total assets (excluding goodwill)	10,316	9,464		9,627
Total liabilities	7,526	6,183	[3]	6,258
Non-controlling interests	249	185	[3]			$ 181
Net cash from operating activities	792	820	[4]	878	[4]
Net cash from (used in) investing activities	(1,199)	(367)	[4]	(552)	[4]
Net cash from (used in) financing activities	341	(464)	[4]	(441)	[4]
Exchange impact on cash and cash equivalents, net	(33)	4	[4]	(8)	[4]
Net (decrease) increase in cash and cash equivalents	(98)	(8)	[4]	(123)	[4]
Colombia
Disclosure of subsidiaries [line items]
Revenue	1,661	1,739		1,717
Total operating expenses	(667)	(647)		(660)
Operating profit (loss)	147	106		40
Net (loss) for the year	(10)	(25)		(110)
50% non-controlling interest in net (loss)	(5)	(13)		(55)
Total assets (excluding goodwill)	1,966	2,193		2,221
Total liabilities	1,620	1,771		1,776
Net assets	346	422		445
Non-controlling interests	161	197		207
Dividends and advances paid to non-controlling interest	(2)	0		(67)
Net cash from operating activities	348	331		366
Net cash from (used in) investing activities	(270)	(209)		(340)
Net cash from (used in) financing activities	(75)	(46)		(24)
Exchange impact on cash and cash equivalents, net	(18)	3		1
Net (decrease) increase in cash and cash equivalents	(15)	80		3
Panama
Disclosure of subsidiaries [line items]
50% non-controlling interest in net (loss)	(8)	0		0
Non-controlling interests	103	0
Other
Disclosure of subsidiaries [line items]
50% non-controlling interest in net (loss)	(3)	(4)		(3)
Non-controlling interests	(16)	(11)
Before Consolidation Adjustments | Colombia
Disclosure of subsidiaries [line items]
Non-controlling interests	173	211		223
Consolidation adjustments | Colombia
Disclosure of subsidiaries [line items]
Non-controlling interests	$ (12)	$ (14)		$ (16)

[1]	Re-presented for discontinued operations (shown in note A.4.). Not restated for the application of IFRS 15 and 9, as the Group elected the modified retrospective approach for both standards.
[2]	Re-presented for discontinued operations (shown in note A.4.).
[3]	Not restated for the application of IFRS 15 and 9, as the Group elected the modified retrospective approach for both standards.
[4]	Re-presented for discontinued operations (shown in note A.4. and E.3.2.). Not restated for the application of IFRS 15 and 9, as the Group elected the modified retrospective approach for both standards.